THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

Schedule of Investments

Mortgage-Backed Securities — 32.9%

	Principal
	Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 31.9%
FHLMC
4.00%, 05/01/44	339,416	328,379
5.00%, 06/01/41	63,046	64,160
FHLMC Multifamily Structured Pass-Through Certificates, Series K735, Class AM
2.46%, 05/25/26	2,000,000	1,893,166
FNMA, Series 2019-M12, Class A2
2.89%, 06/25/29 (a)	1,472,900	1,375,841
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	19,755	19,181
FNMA, Series M3, Class X1
1.92%, 11/25/33 (a)(b)	9,517,204	782,161
FNMA, Series 2016-104, Class QA
3.00%, 11/25/43	32,012	31,615
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	1,444,408	1,327,517
3.50%, 11/01/42 to 02/01/43 (c)	628,117	592,192
4.00%, 01/01/41 to 03/01/44 (c)	462,913	449,412
4.50%, 10/01/39 to 04/01/41 (c)	589,493	588,721
5.00%, 06/01/41	72,809	73,967
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
2.89%, 03/25/39 (a)	530,351	470,530
FRESB Mortgage Trust, Series 2018-SB53, Class A10F
3.63%, 06/25/28 (a)	1,297,016	1,244,272
FRESB Mortgage Trust, Series 2019-SB62, Class A10F
3.07%, 03/25/29 (a)	1,366,549	1,264,844
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (a)	852,522	804,798
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.46%, 06/25/28 (a)	1,944,127	1,862,778
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (a)	631,241	589,957
GNMA, Series 2012-83, Class AK
3.19%, 12/16/53 (a)	564,886	506,233
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	694,248	649,810
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	207,069	177,199
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	172,055	155,691

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

Mortgage-Backed Securities (continued)

	Principal
	Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (a)	1,000,000	847,280
GNMA, Series 2023-147, Class BD
6.00%, 03/20/51	1,995,080	2,048,364
GNMA, Series 2023-1, Class AL
5.00%, 01/20/53	1,500,000	1,493,400
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	81,509	80,284
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	95,765	91,305
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,197,931	998,817
GNMA, Series 2023-111, Class ML
5.50%, 05/20/45	1,000,000	1,012,494
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	314,874	261,460
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (a)	325,479	302,069
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	975,271	811,232
GNMA, Series 2023-150, Class DC
5.50%, 06/20/50	3,000,000	3,033,185
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	527,466	449,697
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	513,588	466,951
GNMA
2.50%, 06/20/51	625,626	528,422
3.50%, 05/20/43	410,395	389,840
4.00%, 01/20/41 to 04/20/43 (c)	388,037	379,881
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (a)	719,036	630,881
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (a)	2,500,000	2,085,621
		31,163,607
NON-AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
Commercial Mortgage Trust, Series 2014-CR14, Class AM
4.53%, 02/10/47 (a)	120,000	114,630
GS Mortgage Securities Trust, Series 2014-GC20, Class AS
4.26%, 04/10/47	105,000	103,408

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

Mortgage-Backed Securities (continued)

	Principal
	Amount ($)	Value ($)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
4.73%, 01/15/47 (a)	153,000	136,994
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.65%, 02/15/47 (a)	100,000	86,706
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.00%, 07/15/46 (a)	191,000	149,009
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS
4.00%, 07/15/46 (a)	24,520	23,427
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (a)	263,000	260,465
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.72%, 03/15/47 (a)	140,000	138,235
		1,012,874

Total Mortgage-Backed Securities (Cost $34,102,437)		32,176,481

Corporate Obligations — 31.4%

COMMUNICATION SERVICES — 2.0%
ROBLOX
3.88%, 05/01/30 (d)	2,000,000	1,783,540
Warner Media
5.35%, 12/15/43	168,000	131,315
		1,914,855
CONSUMER STAPLES — 0.9%
Walgreens Boots Alliance
3.20%, 04/15/30	500,000	440,136
4.80%, 11/18/44	500,000	416,589
		856,725
ENERGY — 2.8%
BP Capital Markets
H15T5Y + 4.398%, 4.88% (a)(e)	1,500,000	1,424,696
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (a)	1,250,000	1,329,557
		2,754,253

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

Corporate Obligations (continued)

	Principal
	Amount ($)	Value ($)
FINANCIALS — 12.5%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,546,396
Bank of America
TSFR3M + 4.160%, 6.10% (a)(e)	500,000	495,254
Charles Schwab
H15T10Y + 3.079%, 4.00% (a)(e)	625,000	493,631
H15T5Y + 4.971%, 5.38% (a)(e)	2,250,000	2,218,769
Everest Reinsurance Holdings
US0003M + 2.385%, 8.03%, 05/15/37 (a)	1,000,000	852,500
Lincoln National
US0003M + 2.040%, 7.72%, 04/20/67 (a)	1,650,000	1,103,405
TSFR3M + 2.302%, 7.72%, 04/20/67 (a)	520,000	322,652
TSFR3M + 2.619%, 7.99%, 05/17/66 (a)	1,750,000	1,232,630
H15T5Y + 5.318%, 9.25% (a)(e)	1,000,000	1,091,430
Oaktree Specialty Lending
2.70%, 01/15/27	650,000	581,023
3.50%, 02/25/25	1,000,000	969,395
PNC Financial Services Group
H15T7Y + 2.808%, 6.25% (a)(e)	500,000	466,084
Prudential Financial
H15T5Y + 3.035%, 3.70%, 10/01/50 (a)	1,000,000	866,941
		12,240,110
HEALTHCARE — 0.0%
CVS Pass-Through Trust
6.04%, 12/10/28	34,765	35,117
Endo Finance
5.38%, 01/15/23 (d)(f)	187,000	10,285
		45,402
INDUSTRIALS — 4.3%
BNSF Funding Trust I
US0003M + 2.350%, 6.61%, 12/15/55 (a)	1,054,000	1,026,346
Southwest Airlines
7.38%, 03/01/27	3,000,000	3,160,630
		4,186,976
REAL ESTATE — 1.1%
Phillips Edison Grocery Center Operating Partnership I
2.63%, 11/15/31	750,000	599,112
Retail Opportunity Investments Partnership
6.75%, 10/15/28	500,000	525,219
		1,124,331

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

Corporate Obligations (continued)

	Principal
	Amount ($)	Value ($)
UTILITIES — 7.8%
Edison International
H15T5Y + 4.698%, 5.38% (a)(e)	2,125,000	2,009,823
Pacific Gas and Electric
2.50%, 02/01/31	2,500,000	2,062,226
4.95%, 07/01/50	2,000,000	1,708,380
WEC Energy Group, Inc.
TSFR3M + 2.374%, 7.75%, 05/15/67 (a)	2,060,000	1,842,676
		7,623,105

Total Corporate Obligations (Cost $32,592,538)		30,745,757

U.S. Treasury Obligations — 10.7%

U.S. Treasury Bonds
1.25%, 5/15/2050	9,000,000	4,849,805
1.88%, 11/15/2051	1,000,000	632,187
2.25%, 8/15/2046	7,000,000	4,976,836

Total U.S. Treasury Obligations (Cost $9,925,741)		10,458,828

U.S. Government Agency Obligations — 9.3%

FFCB
2.71%, 12/1/2036	389,000	306,772
2.74%, 4/1/2041	500,000	364,417
2.94%, 2/23/2032	1,000,000	889,853
4.55%, 2/17/2033	1,000,000	970,775
4.70%, 8/16/2032	175,000	170,065
5.37%, 4/19/2033	750,000	745,238
FHLB
2.00%, 2/25/2036	1,000,000	769,941
5.75%, 8/9/2030	750,000	749,243
6.00%, 8/16/2033	1,700,000	1,700,248
FHLMC MTN
1.54%, 8/17/2035	2,500,000	1,787,623
2.00%, 10/29/2040	1,000,000	667,760

Total U.S. Government Agency Obligations (Cost $10,166,134)		9,121,935

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

Preferred Stock — 4.8%
	Shares	Value ($)
COMMUNICATION SERVICES — 0.2%
Qwest Corp. 6.75%, 06/15/2057	3,691	37,537
Telephone and Data Systems 6.00% (e)	12,049	185,073
		222,610
FINANCIALS — 2.7%
Arbor Realty Trust 6.38% (e)	21,064	371,780
Athene Holding 6.38% (a)(e)	3,703	89,687
B. Riley Financial 5.00%, 12/31/2026	80,000	1,268,000
B. Riley Financial 6.00%, 01/31/2028	40,000	622,400
Ellington Financial 6.25% (a)(e)	11,047	217,073
RiverNorth DoubleLine Strategic Opportunity Fund 4.38% (e)	1,300	23,543
		2,592,483
REAL ESTATE — 0.8%
CTO Realty Growth, REIT 6.38% (e)	39,199	787,900

UTILITIES — 1.1%
SCE Trust III 5.75% (a)(e)	37,909	942,797
SCE Trust VI 5.00% (e)	7,625	156,084
		1,098,881

Total Preferred Stock (Cost $6,353,793)		4,701,874

Asset-Backed Securities — 3.9%

	Principal Amount ($)
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	841,964	802,342
SBA Small Business Investment Company, Series 2023-10B, Class 1
5.69%, 9/10/2033	1,500,000	1,559,084
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	524,798	500,489
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	804,610	755,775
Small Business Administration
PRIME + -2.650%, 5.85%, 6/25/2034 (a)	245,143	244,361

Total Asset-Backed Securities (Cost $3,940,459)		3,862,051

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

Municipal Bonds — 3.8%
	Principal Amount ($)	Value ($)
CALIFORNIA — 1.0%
Modesto Irrigation District RB
7.20%, 10/01/40	500,000	590,539
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	336,652
		927,191
KENTUCKY — 0.8%
Clark County School District Finance Corp RB
Insured: ST INTERCEPT
5.20%, 06/01/26	750,000	750,119

MARYLAND — 0.5%
Maryland Economic Development RB
3.70%, 06/01/25	500,000	485,835

MICHIGAN — 0.1%
Comstock Park Public Schools GO
Insured: Q-SBLF
6.30%, 05/01/26	135,000	135,146

NEW YORK — 1.0%
New York State Dormitory Authority RB
5.00%, 01/01/24 (g)	720,000	720,000
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	291,989
		1,011,989
OREGON — 0.4%
Multnomah County School District No. 1 Portland GO
Insured: ST INTERCEPT
2.40%, 06/30/38	500,000	371,824

Total Municipal Bonds (Cost $3,686,679)		3,682,104

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

Registered Investment Companies — 1.8%
	Shares	Value ($)
Ares Dynamic Credit Allocation Fund	1,508	20,735
DoubleLine Income Solutions Fund	9,193	112,522
DoubleLine Opportunistic Credit Fund	295	4,528
PGIM High Yield Bond Fund	5,596	68,943
PIMCO Dynamic Income Fund	17,950	322,203
PIMCO Dynamic Income Opportunities Fund	54,628	668,647
RiverNorth DoubleLine Strategic Opportunity Fund	65,948	551,325

Total Registered Investment Companies (Cost $2,177,777)		1,748,903

Common Stock — 0.3%

REAL ESTATE — 0.3%
Creative Media & Community Trust, REIT	69,150	258,621

Total Common Stock (Cost $439,794)		258,621

Total Investments - 98.9%		96,756,554
(Cost $103,385,352)
Other Assets & Liabilities, Net - 1.1%		1,068,875
Net Assets - 100.0%		97,825,429

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(c)	Securities are grouped by coupon and represent a range of maturities.
(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2023, these securities amounted to $1,793,825 or 1.8% of Net Assets of the Fund.

(e)	Perpetual security with no stated maturity date.
(f)	The issuer is, or is in danger of being, in default of its payment obligation.
(g)	Escrowed to Maturity

FFCB	— Federal Farm Credit Bank

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2023 (Unaudited)

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

SOFR30A — Secured Overnight Financing Rate 30-day Average

TA — Tax Allocation

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 3 Month

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2023 (Unaudited)

Schedule of Investments

Foreign Common Stock — 45.0%
	Shares	Value ($)
CANADA — 11.5%
Brookfield	53,873	2,161,385
PrairieSky Royalty Ltd.	347,175	6,108,342
Suncor Energy	178,100	5,706,324
		13,976,051
FRANCE — 18.9%
Bollore SA	1,239,539	7,743,182
Cie de L’Odet	4,398	7,063,929
Cie du Cambodge	1	7,180
Financiere Moncey	1	8,451
Lagardere	116,545	2,366,278
Societe Industrielle et Financiere de l’Artois	6	34,465
Vivendi SA	406,724	4,347,327
Vivendi SA ADR	133,500	1,421,241
		22,992,053
INDIA — 0.6%
Fairfax India Holdings, Class G (a)(b)	52,000	803,322

JAPAN — 3.9%
Nintendo Co, Ltd.	16,000	835,182
Nintendo Co, Ltd. ADR	300,650	3,905,444
		4,740,626
MEXICO — 2.1%
Becle	1,283,297	2,519,686

NETHERLANDS — 2.0%
EXOR	25,100	2,509,279

SOUTH AFRICA — 2.4%
MultiChoice Group (a)	228,121	1,010,655
MultiChoice Group ADR (a)	463,456	1,909,439
		2,920,094
UNITED KINGDOM — 3.6%
AstraZeneca, Inc. ADR	18,100	1,219,035
Barclays	270,000	529,303
Barclays ADR	46,000	362,480
Rentokil Initial ADR	80,389	2,299,929
		4,410,747

Total Foreign Common Stock (Cost $46,798,699)		54,871,858

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2023 (Unaudited)

Common Stock — 30.7%
	Shares	Value ($)
COMMUNICATION SERVICES — 3.3%
Alphabet, Inc., Class A (a)	11,620	1,623,198
Alphabet, Inc., Class C (a)	3,860	543,990
Liberty Media - Liberty Formula One, Class A (a)	31,199	1,808,918
		3,976,106
CONSUMER DISCRETIONARY — 3.2%
Entain (c)	120,500	1,527,218
Tandy Leather Factory (a)	560,237	2,403,417
		3,930,635
CONSUMER STAPLES — 4.7%
Albertsons, Class A	73,479	1,690,017
Bridgford Foods (a)	5,500	60,225
JG Boswell Co	200	122,000
Philip Morris International, Inc.	41,284	3,883,999
		5,756,241
ENERGY — 2.4%
Range Resources	34,100	1,038,004
Texas Pacific Land	1,230	1,934,113
		2,972,117
FINANCIALS — 10.3%
Berkshire Hathaway, Inc., Class B (a)	5,055	1,802,916
Burford Capital (c)	461,068	7,192,661
Charles Schwab	25,630	1,763,344
First Citizens BancShares, Inc., Class A	605	858,477
First Citizens BancShares, Inc., Class B	75	96,375
Southern BancShares NC	65	328,250
Sprott	14,800	502,460
		12,544,483
HEALTHCARE — 2.6%
Joint (a)	158,105	1,519,389
UnitedHealth Group	3,050	1,605,733
		3,125,122
MATERIALS — 1.0%
Keweenaw Land Association Ltd. (a)	52,595	1,210,211

REAL ESTATE — 3.2%
Copper Property CTL Pass Through Trust	10,000	101,000
Creative Media & Community Trust, REIT	276,312	1,033,407
Equity Commonwealth, REIT	75,500	1,449,600
IWG (a)(c)	546,420	1,318,613
		3,902,620

Total Common Stock (Cost $31,495,688)		37,417,535

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2023 (Unaudited)

U.S. Treasury Obligations — 19.3%

	Principal Amount ($)	Value ($)
U.S. Treasury Bills
0.00%, 1/23/2024 to 4/23/2024 (d)(f)	4,935,000	4,888,507
5.17%, 6/27/2024 (e)	1,540,000	1,501,814
5.26%, 3/28/2024 (e)	1,520,000	1,501,130
5.43%, 2/29/2024 (e)	770,000	763,469
5.43%, 3/14/2024 (e)	1,053,000	1,042,073
5.46%, 2/22/2024	1,550,000	1,538,478
U.S. Treasury Bonds
1.38%, 8/15/2050	2,000,000	1,114,453
1.88%, 11/15/2051	1,000,000	632,187
U.S. Treasury Notes
0.88%, 11/15/2030	5,815,000	4,777,159
1.88%, 2/15/2032	1,200,000	1,031,672
2.63%, 4/15/2025	1,029,000	1,003,798
3.50%, 9/15/2025	1,030,000	1,014,832
3.88%, 8/15/2033	2,750,000	2,746,562

Total U.S. Treasury Obligations (Cost $23,072,274)		23,556,134

U.S. Government Agency Obligations — 2.7%

FFCB
2.87%, 2/25/2030	500,000	461,039
6.45%, 9/27/2035	2,800,000	2,822,605

Total U.S. Government Agency Obligations (Cost $3,243,351)		3,283,644

Corporate Obligations — 0.6%

COMMUNICATION SERVICES — 0.0%
iHeartCommunications, Inc.
6.38%, 05/01/26	545	464
8.38%, 05/01/27	132	86
		550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2023 (Unaudited)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
FINANCIALS — 0.6%
Charles Schwab
H15T5Y + 4.971%, 5.38% (g)(h)	725,000	714,937

Total Corporate Obligations (Cost $687,495)		715,487

Mortgage-Backed Securities — 0.5%

AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
FHLMC
5.00%, 06/01/41	19,937	20,289
FNMA
3.00%, 02/01/43 to 06/01/43 (d)	187,046	171,909
3.50%, 11/01/42 to 02/01/43 (d)	85,162	80,288
4.00%, 02/01/44	21,865	21,190
4.50%, 02/01/40 to 01/01/41 (d)	42,291	42,237
5.00%, 06/01/41	23,024	23,390
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 0.65%, 09/25/42 (g)(i)	14,264	1,692
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (f)(j)	1,375	1,228
GNMA
3.00%, 04/20/43 to 06/20/43 (d)	35,374	32,598
3.50%, 05/20/43	36,562	34,731
4.00%, 01/20/41 to 04/20/43 (d)	40,184	39,251
4.50%, 05/20/40 to 03/20/41 (d)	13,958	13,964
		482,767
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
4.73%, 01/15/47 (g)	60,000	53,723
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (g)	40,000	39,615
		93,338

Total Mortgage-Backed Securities (Cost $639,398)		576,105

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2023 (Unaudited)

Registered Investment Company — 0.3%

	Shares	Value ($)
TCW Strategic Income Fund	70,000	321,300

Total Registered Investment Company (Cost $327,718)		321,300

Preferred Stock — 0.1%

COMMUNICATION SERVICES — 0.0%

Liberty Broadband 7.00% (h)	—	10

REAL ESTATE — 0.1%

Equity Commonwealth, REIT 6.50% (h)	4,000	100,520

Rexford Industrial Realty, REIT 5.88% (h)	900	21,168
		121,688

Total Preferred Stock (Cost $130,043)		121,698

Special Purpose Acquisition Company — 0.0%

Pershing Square Tontine (a)	42,443	—

Total Special Purpose Acquisition Company (Cost $–)		—

Warrants — 0.0%

	Number of Warrants

Pershing Square Tontine (a)	10,610	—

Total Warrants (Cost $–)		—

Asset-Backed Security — 0.0%

	Principal Amount ($)	Value ($)

Bear Stearns Asset-Backed Securities Trust, Series 2003-ABF1, Class A

TSFR1M + 0.854%, 6.21%, 1/25/2034 (g)	1	1

Total Asset-Backed Security (Cost $–)		1

Total Investments - 99.2%		120,863,762
(Cost $106,394,666)

Other Assets & Liabilities, Net - 0.8%		1,022,857
Net Assets - 100.0%		121,886,619

(a)	Non-Income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2023 (Unaudited)

(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2023, these securities amounted to $803,322 or 0.7% of Net Assets of the Fund.

(c)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Interest rate represents the security’s effective yield at the time of purchase.
(f)	Zero coupon security.
(g)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(h)	Perpetual security with no stated maturity date.
(i)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(j)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

Ltd. — Limited

REIT — Real Estate Investment Trust

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

Amounts designated as “—” are zero or have been rounded to zero.

BRK-QH-001-0700

The accompanying notes are an integral part of the financial statements.